INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of company's net deferred tax asset

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$3,844
Startup/Organizational expenses	147,861	31,151
Total deferred tax assets	147,861	34,995
Valuation allowance	(147,861)	(34,995)
Deferred tax assets, net of valuation allowance	$—	$—

Components of income tax provision

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Federal
Current	$421,211	$—
Deferred	(75,979)	(34,995)

State and Local
Current	—	—
Deferred	(36,886)	—

Change in valuation allowance	112,865	34,995

Income tax provision	$421,211	$—

Reconciliation of the federal income tax rate to the Company's effective tax rate

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.98%	0.0%
Valuation allowance	8.86%	(21.0)%
Income tax provision	36.84%	0.0%